RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company has had transactions with the following related parties, being companies in which our principal shareholder Hemen Holding and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline plc (“Frontline”)
–    Golden Ocean (1)
–    Seatankers Management Norway AS and Seatankers Management Co. Ltd. (collectively “Seatankers”)
–    Front Ocean Management AS and Front Ocean Management Ltd. (collectively “Front Ocean”)
–    NorAm Drilling
–    Paratus Management (UK) Ltd (“Paratus”)
–    River Box
–    Sloane Square Capital Holdings Ltd. (“Sloane Square Capital”)
–    Northern Ocean Operations Ltd. (“Northern Ocean”)

(1) On March 4, 2025, CMB.TECH NV (“CMB.TECH”), through its subsidiary CMB.TECH Bermuda Ltd., entered into a share purchase agreement with Hemen to purchase all of Hemen’s 81,363,730 Golden Ocean common shares at a purchase price of $14.49 per common share (the “Share Purchase”). Following the closing of the Share Purchase on March 12, 2025, Hemen ceased to hold any common share of Golden Ocean and is consequently no longer a related party. CMB.TECH is not a related party to the Company.

The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies.

(in thousands of $)	2025	2024
Amounts due from:
Frontline	3,816	4,252
Golden Ocean	—	237
Seatankers	736	521
Front Ocean	—	18
Northern Ocean	2,120	—
NorAm Drilling	175	109
Paratus	3	2
River Box	110	92
Other related parties	3	3
Allowance for expected credit losses*	(22)	(33)
Total amount due from related parties	6,941	5,201
Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000
Amounts due to:
Frontline	1,096	1,234
Seatankers	105	—
Front Ocean	97	—
Golden Ocean	—	56
Other related parties	5	6
Total amount due to related parties	1,303	1,296

*See Note 26: Allowance for Expected Credit Losses.
Related party leasing and service contracts

In 2025, the Company had eight Capesize dry bulk carriers leased under operating leases to a fully guaranteed subsidiary of Golden Ocean, a company related to Hemen until March 12, 2025. In February 2025, the Company announced that Golden Ocean had exercised its purchase options on the eight dry bulk carriers for net selling proceeds of $114.1 million. The vessels were redelivered to Golden Ocean in July 2025. Until March 12, 2025, the Company received operating lease income of $10.7 million from Golden Ocean (December 31, 2024: $54.6 million). The Company also had profit sharing arrangements with Golden Ocean in relation to these eight dry bulk carriers whereby the Company earned a 33% share of profits earned by the vessels above threshold levels - see table below.

During the year ended December 31, 2025, the Company earned rental revenue of $1.7 million from leasing of equipment from the drilling rig Hercules to Northern Ocean (December 31, 2024: $0.9 million). The equipment was returned to the Company in 2025. In addition, in 2025, the Company entered into a promissory note with Northern Ocean in respect of a credit given by SFL for an amount of $2.1 million. The note bears interest at a rate of 12% per annum and has a term life of one year. During the year ended December 31, 2025, the Company earned interest income of $0.1 million in relation to the promissory note.

A summary of revenues from Golden Ocean and Northern Ocean is as follows:

	Year ended December 31,
(in millions of $)	2025	2024	2023
Golden Ocean:
Operating lease income	10.7	54.6	54.6
Profit share	—	6.4	—
Northern Ocean:
Operating lease rental income	1.7	0.9	—
Interest income	0.1	—	—

The Company pays fees to subsidiaries of Frontline in respect of vessel management fees, technical supervision fees and other items relating to the operation of vessels, as shown in the table below.

The Company also paid a fixed management fee to a subsidiary of Golden Ocean for the provision of management services for the vessels leased to them until their disposal in July 2025. Management fees incurred until March 12, 2025 are included in the table below.

In addition, the Company pays fees to Frontline Management, Seatankers and Front Ocean for the provision of administration and support services. The Company also pays fees to Front Ocean Management AS for the provision of office facilities in Oslo and fees to Frontline Corporate Services Ltd. for the provision of office facilities in London. The Company also provides services to Seatankers, Paratus and NorAm and receives a fee at cost plus margin.

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Frontline:
Vessel Management Fees	2,059	2,199	2,296
Newbuilding Supervision Fees	—	933	1,514
Commissions and Brokerage	—	—	280
Administration Services Fees	22	12	11
Golden Ocean:
Vessel Management Fees	3,976	20,496	20,440
Commissions and Brokerage	34	186	123
Seatankers:
Administration Services Fees	765	166	304
Front Ocean:
Administration Services Fees	552	698	597
Office Facilities and other shared costs:
Seatankers	20	16	(10)
Front Ocean	487	298	310
Frontline	114	150	177
Golden Ocean	23	84	79
NorAm Drilling	(11)	(18)	(13)
Sloane Square Capital	—	1	—

Related party loans – associated companies

As of December 31, 2025, the Company had one (2024: one) loan receivable outstanding with River Box for $45.0 million (2024: $45.0 million). The loan to River Box is a fixed interest rate loan and is repayable in full on November 16, 2033, or earlier if the company sells its assets.

Interest income earned on the loans to associated companies is as follows:

	Year ended December 31,
(in millions of $)	2025	2024	2023
River Box	4.6	4.6	4.6

Related party purchases and sales of vessels

During the year ended December 31, 2024, the Company entered into agreements to acquire three LR2 product tankers under construction from entities related to Hemen, for an aggregate amount of $231.0 million. The vessels were delivered between June and October 2024 and commenced their long-term charters to a third party.

Other related party transactions

As of December 31, 2025, the Company had investment in NorAm Drilling of 1.3 million shares with a fair value of $4.1 million, trading on the Euronext Growth in Oslo. (Refer to Note 11: Investments in Equity Securities).
Dividend income received from shares held in related parties:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
NorAm Drilling	539	645	1,246

For dividends received from associated companies please refer to Note 17: Investment in Associated Companies.